Restructuring Charge (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
Contract termination
Restructuring Cost and Reserve [Line Items]
Restructuring costs incurred to date	$ 2.7		$ 1.5
Restructuring charges	$ 2.7
FPSO Segment
Restructuring Cost and Reserve [Line Items]
Restructuring liabilities accrued		$ 0.0	$ 1.5